Investments in Associates - Insurance and reinsurance associates and joint ventures (Details) - Insurance and reinsurance companies	Jul. 14, 2021	Jun. 17, 2021	Jun. 16, 2021
Eurolife
Investments in Associates
Ownership percentage	80.00%
Singapore Re
Investments in Associates
Ownership percentage		94.00%	28.20%